Equity	12 Months Ended
Dec. 31, 2021
Equity.
Equity

19    Equity

a.    Share capital

As of December 31, 2021, Arco’s share capital is represented by 56,851,399 common shares of par value of US$ 0.00005 each, comprised of 27,400,848 Class B common shares and 29,450,551 Class A common shares.

December 31, 2020 shares outstanding	57,587,563
Restricted Stock Units Transferred (Note 18.b)	17,878
Restricted Stock Unit withheld (a)	(4,042)
Cancellation of shares repurchased	(750,000)
December 31, 2021 shares outstanding	56,851,399
(a)	A portion of the shares was withheld to pay income taxes of the beneficiaries.

The Class B common shares are entitled to 10 votes per share and the Class A common shares, which are publicly traded, are entitled to one vote per share. The Class B common shares are convertible into an equivalent number of Class A common shares and generally convert into Class A common shares upon transfer subject to limited exceptions.

The dual class structure will exist as long as the total number of issued and outstanding Class B common shares is at least 10% of the total number of shares outstanding.

b.    Treasury shares

Repurchase program

On January 6, 2021, the Company’s Board of Directors approved a share repurchase program, or the Repurchase Program, to comply with management long-term incentive plan obligations. Pursuant to the Repurchase Program, the Company may repurchase up to 500,000 of our outstanding Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning on January 6, 2021, continuing until the earlier of the completion of the repurchase or January 6, 2023, depending upon market conditions.

On March 31, 2021, the Company approved to increase the share repurchase limit of its existing share repurchase program established on January 6, 2021. Pursuant to the increased repurchase limit, Arco may repurchase up to 2,500,000 million of its outstanding Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning on March 31, 2021, continuing until the earlier of the completion of the repurchase or January 6, 2023, depending upon market conditions.

The following table reflects the movements of treasury shares repurchased until December 31, 2021:

Number of
restricted
stock units
As at December 31, 2020	—
Repurchase	1,480,061
Transferred – RSU’s program	(124,745)
Cancelled	(750,000)
As at December 31, 2021	605,316

As of December 31, 2021, the Company has a total of 605,316 of treasury Class A common shares with an average price of US$ 22.4.